The following replaces the information contained on page 12 of the prospectus with respect to the minimum initial investment amount for custodial accounts:

The minimum initial investment amount for custodial accounts (UGMA/UTMA) in the Investor Class is $1,000.

March 26, 2010

Investors Should Retain This Supplement For Future Reference

S0326.P.EF